Expense Example, No Redemption - Voya Target Retirement 2060 Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R 1 Yr	Class R 3 Yrs	Class R 5 Yrs	Class R 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs
USD ($)	638	771	916	1,339	28	87	152	343	92	287	498	1,108	26	83	145	330	315	453	603	1,040